BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash	$ 18,591	$ 7,881
GST receivables	945	1,660
Prepaid expenses	0	1,365
Total current assets	19,536	10,906
Reclamation deposits	96,738	121,391
Total assets	116,274	132,297
Current liabilities
Accounts payable and accrued liabilities	76,951	91,326
Accounts payable and accrued liabilities - related party	14,749	93,278
Notes payable	7,718	6,963
Derivative liability	273,170	779,796
Total current liabilities	372,588	971,363
Asset retirement obligation	163,020	138,728
Total liabilities	535,608	1,110,091
Stockholders' equity (deficit)
Preferred stock: no par value, unlimited shares authorized and none issued	0	0
Common stock: no par value, unlimited shares authorized; 15,853,719 and 14,215,016 shares issued and outstanding at December 31, 2017 and 2016; respectively	0	0
Additional paid-in capital	23,232,255	22,919,431
Accumulated deficit	(23,245,776)	(23,525,737)
Accumulated other comprehensive income	(405,813)	(371,488)
Total stockholders' equity (deficit)	(419,334)	(977,794)
Total liabilities and Stockholders' equity (deficit)	$ 116,274	$ 132,297